Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Earnings Per Share
(18)	Earnings Per Share
a)	Basic earnings per share

The calculation of basic earnings per share is based on the profit attributable to the Parent divided by the weighted average number of issued shares outstanding throughout the year, excluding treasury stock.

Details of the calculation of basic earnings per share are as follows:

	2024	2023 (*)	2022 (*)
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	156,920	42,318	185,035
Weighted average number of ordinary shares outstanding	679,668,551	679,756,294	679,805,142
Basic earnings per share (Euros per share)	0.23	0.06	0.27

(*) Restated figures (Note 2.d)

The basic earnings per share (Euros per share) for the years 2023 and 2022 before the restatement detailed in note 2(d) were Euros 0.09 and Euros 0.31 respectively.

The weighted average number of ordinary shares outstanding (basic) is as follows:

	Number of shares
	2024	2023	2022
Issued shares outstanding at 1 January	679,092,279	679,469,076	679,598,330
Effect of treasury stock	576,272	287,218	206,812
Weighted average number of ordinary shares outstanding (basic)	679,668,551	679,756,294	679,805,142

b)Diluted Earnings per share

Diluted earnings per share are calculated by dividing profit attributable to Parent by the weighted average number of ordinary shares outstanding considering the diluting effects of potential ordinary shares.

The RSUs granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	2024	2023(*)	2022(*)
Profit attributable to the Parent (Thousands of Euros)	156,920	42,318	185,035
Weighted average number of ordinary shares outstanding (diluted)	679,916,715	677,101,992	679,292,729
Diluted earnings per share (Euros per share)	0.23	0.06	0.27

(*) Restated figures (Note 2.d)

The diluted earnings per share (Euros per share) for the years 2023 and 2022 before the restatement detailed in note 2(d) were Euros 0.09 and Euros 0.31 respectively.

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	2024	2023	2022
Ordinary shares iddued at 1 January	679,092,279	679,469,076	679,598,330
Plans of rights over shares	248,164	(2,654,302)	(512,413)
Effect of treasury stock	576,272	287,218	206,812
Weighted average number of ordinary shares outstanding (diluted)	679,916,715	677,101,992	679,292,729